Income taxes (Schedule of Domestic and Foreign Loss Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income before taxes on income	$ (64,853)	$ (14,610)	$ (33,379)
Domestic
Income before taxes on income	(58,166)	(11,097)	(27,916)
Foreign
Income before taxes on income	$ (6,687)	$ (3,513)	$ (5,463)